Accounts receivable	3 Months Ended
Mar. 31, 2023
Receivables [Abstract]
Accounts receivable

3. Accounts receivable:

	March 31, 2023	December 31, 2022
Accounts receivable	$3,446,831	$7,453,523
Expected credit losses	(24,896)	(53,241)

Net accounts receivable	$3,421,935	$7,400,282

The Company has a doubtful debt provision of $24,896 for existing accounts receivable.